                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:        GEM Capital Management, Inc.
Address:     70 East 55th Street - 12th Floor
             New York, New York 10022

13F File Number:     28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Gerald B. Unterman
Title:            President
Phone:   (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman          New York, New York           February 12, 2003

Report Type   (Check only one):

[ X ]          13F HOLDINGS REPORT
[   ]          13F NOTICE
[   ]          13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                 -0-

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:            $63,552

List of Other Included Managers:                   None

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                           FORM 13F INFORMATION TABLE


--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
NAME OF ISSUER  TITLE OF   CUSIP      VALUE     SHARES/    SH/PRN  PUT/    INVSTMT   OTHER     VOTING     VOTING     VOTING
                CLASS                 (x$1000)  PRN AMT             CALL   DSCRETN   MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY

                                                                                                SOLE      SHARED     NONE
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Agilent         DBCV       00846UAB7  120       125,000    PRN             SOLE                0          0          0
Technologies    3.00%
Inc.

--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
American        DBCV       026874AP2  1,391     2,165,000  PRN             SOLE                0          0          0
Intl Group      11/31
Inc.

--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Cephalon Inc.   NOTE       156708AE9  143       155,000    PRN             SOLE                0          0          0
                2.5%
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Ciena Corp.     NT CV      171779AA9  141       203,000    PRN             SOLE                0          0          0
                3.75%
                2/08
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Clear Channel   Note       184502AB8  2,878     2,900,000  PRN             SOLE                0          0          0
Comm.           2.625%
                4/03
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Devon Energy    DEB        25179MAB9  267       265,000    PRN             SOLE                0          0          0
Corp.           4.95%
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------
Echostar        SBNT       278762AD1  2,131     2,398,000  PRN             SOLE                0          0          0
Commun.         CV
                4.875% 07
--------------- ---------- ---------- --------- ---------- ------- ------- --------- --------- ---------- ---------- ----------

--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
Echostar        SB NT      278762AC3   5,620    6,350,000  PRN             SOLE             0         0      0
Commun.         CV
                4.875% 07
--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
Ford Motor      PFD TR     345395206   3,418    83,680     SH              SOLE             83,680    0      0
Corp.           CV 6.5%
CAP TR II
--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
General         DEB        370442733   4,219    182,620    SH              SOLE             182,620   0      0
Motors          SR
Corp.           CVB
--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
Interpublic      NT        460690AF7   2,779    3,190,000  PRN             SOLE             0         0      0
Group           1.800%
--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
Invitrogen      Note       46185RAD2   295      350,000    PRN             SOLE             0         0      0
Corp.           2.25%

--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
IVAX            NOTE       465823AD4   160      180,000    PRN             SOLE             0         0      0
Corp.           5.50%

--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
Kerr McGee      SB DB      492386AP2   418      386,000    PRN             SOLE             0         0      0
Corp.           CV
                5.25% 10
--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------
LAM Research    NOTE       512807AE8   870      1,000,000  PRN             SOLE             0         0      0
Corp.           4.00%

--------------- ---------- ----------- -------- ---------- ------- ------- ------- -------- --------- ------ -------

------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Millenium     NOTE         599902AB9   196      250,000      PRN               SOLE             0         0        0
Pharm. Inc.   5.5%
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Mirant TR     PFD CV       60467Q102   896      54,000       SH                SOLE             54,000    0        0
              Ser A
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Motorola      Com          620076109   1,730    200,000      SH                SOLE             200,000   0        0
Inc.
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
National      CAP UTS      632525309   3,887    119,425      SH                SOLE             119,425   0        0
Australia     EXCH LB
Bank Ltd.
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Nextel        NOTE         65332VBC6   7,096    8,275,000    PRN               SOLE             0         0        0
Comm.         6.00%
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Nextel        NOTE         65332VAY9   327      456,000      PRN               SOLE             0         0        0
Comm.         5.25%

------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
PEP Boys      Note         713278AP4   436      500,000      PRN               SOLE             0         0        0
Manny Moe &   4.25%
Jack
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Pogo          NOTE         730448AD9   12       11,000       PRN               SOLE             0         0        0
Producting    5.5%
Corp.
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Sovereign     UNIT         845905306   7,381    93,900       SH                SOLE             93,900    0        0
Bancorp       11/12/2029
Inc.
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------
Stmicro-      NOTE         861012AB8   372      430,000      PRN               SOLE             0         0        0
electronics
------------- ------------ ----------- -------- ------------ -------- -------- -------- ------- --------- -------- --------

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
------------- ---------- ------------ --------- ----------- --------- --------- --------- -------- ---------- -------- ---------
Telefonos de  DB CV      879403AD5    4,542     3,805,000   PRN                 SOLE               0          0        0
Mexico        4.25%
------------- ---------- ------------ --------- ----------- --------- --------- --------- -------- ---------- -------- ---------
Travelers     NT         89420G307    5,501     246,100     SH                  SOLE               246,100    0        0
Property      CV
Cas. Corp.    JR
------------- ---------- ------------ --------- ----------- --------- --------- --------- -------- ---------- -------- ---------
Vodafone      ADR        92857W100    2,670     147,352     SH                  SOLE               147,352    0        0
Group PLC
------------- ---------- ------------ --------- ----------- --------- --------- --------- -------- ---------- -------- ---------
Young &       NOTE       987425AC9    3,656     3,848,000   PRN                 SOLE               0          0        0
Rubicam Inc.  3.00%

------------- ---------- ------------ --------- ----------- --------- --------- --------- -------- ---------- -------- ---------